SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- December 31, 1999


 ASSETS:
   Investments in MFS/Sun Life Series Trust:          Shares       Cost         Value
                                                     ---------  -----------  ------------
     Capital Appreciation Series ("CAS")...........    662,713  $27,181,094  $ 35,863,216
     Conservative Growth Series ("CGS")............    813,427   26,015,939    30,868,432
     Government Securities Series ("GSS")..........    532,461    6,770,793     6,643,509
     High Yield Series ("HYS").....................    663,775    6,197,331     5,984,700
     Managed Sectors Series ("MSS")................    152,185    4,544,264     7,977,778
     Money Market Series ("MMS")...................  6,283,259    6,283,258     6,283,258
     Total Return Series ("TRS")...................    398,122    8,107,810     7,468,478
     Global Governments Series ("GGS").............     76,340      819,625       783,711
     Zero Coupon Series:
       2000 Portfolio ("ZCS-2000").................    354,593    3,088,460     3,056,720
                                                                -----------  ------------
         Net Assets:..........................................  $89,008,574  $104,929,802
                                                                ===========  ============


NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                                Units     Unit Value      Value
                                                               --------   ----------   ------------
     CAS - Level 1...........................................   29,598     $75.9510    $  2,249,073
     CAS - Level 2...........................................  436,402      76.8881      33,614,143
     CGS - Level 1...........................................   31,021      55.2910       1,713,091
     CGS - Level 2...........................................  523,139      55.9733      29,155,341
     GSS - Level 1...........................................   35,165      21.2383         748,283
     GSS - Level 2...........................................  273,830      21.5006       5,895,226
     HYS - Level 1...........................................   12,479      26.3029         321,363
     HYS - Level 2...........................................  212,563      26.6276       5,663,337
     MSS - Level 1...........................................    8,837      85.1301         757,742
     MSS - Level 2...........................................   83,771      86.1802       7,220,036
     MMS - Level 1...........................................   89,975      16.9931       1,525,435
     MMS - Level 2...........................................  276,650      17.2029       4,757,823
     TRS - Level 1...........................................   24,261      32.8898         797,533
     TRS - Level 2...........................................  201,163      33.2958       6,670,945
     GGS - Level 1...........................................    4,189      19.4425          76,477
     GGS - Level 2...........................................   35,924      19.6827         707,234
     ZCS-2000 - Level 1......................................   14,117      21.7168         306,986
     ZCS-2000 - Level 2......................................  125,098      21.9850       2,749,734
                                                                                       ------------
         Net Assets:................................................................   $104,929,802
                                                                                       ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999

                                               CAS          CGS          GSS          HYS          MSS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $3,280,434   $2,393,460   $  377,865   $  511,037   $   --
                                           ----------   -----------  ----------   ----------   ----------
 EXPENSES:
   Mortality and expense risk charges....  $  177,776   $  185,359   $   43,574   $   37,202   $   27,929
   Minimum death benefit guarantee
     charges.............................       5,238        4,328        1,979          783        1,334
   Administrative charges................      62,402       64,383       15,712       12,870       10,110
                                           ----------   -----------  ----------   ----------   ----------
     Total expenses......................  $  245,416   $  254,070   $   61,265   $   50,855   $   39,373
                                           ----------   -----------  ----------   ----------   ----------
       Net investment income (loss)......  $3,035,018   $2,139,390   $  316,600   $  460,182   $  (39,373)
                                           ----------   -----------  ----------   ----------   ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $5,258,044   $3,616,364   $1,907,884   $1,195,271   $1,730,373
     Costs of investments sold...........   4,266,753    2,734,680    1,823,782    1,172,672    1,573,811
                                           ----------   -----------  ----------   ----------   ----------
       Net realized gains (losses).......  $  991,291   $  881,684   $   84,102   $   22,599   $  156,562
                                           ----------   -----------  ----------   ----------   ----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................  $8,682,122   $4,852,493   $ (127,284)  $ (212,631)  $3,433,514
     Beginning of period.................   4,071,355    6,046,832      484,778      (94,921)     120,307
                                           ----------   -----------  ----------   ----------   ----------
       Change in unrealized appreciation
         (depreciation)..................  $4,610,767   $(1,194,339) $ (612,062)  $ (117,710)  $3,313,207
                                           ----------   -----------  ----------   ----------   ----------
     Realized and unrealized gains
       (losses)..........................  $5,602,058   $ (312,655)  $ (527,960)  $  (95,111)  $3,469,769
                                           ----------   -----------  ----------   ----------   ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $8,637,076   $1,826,735   $ (211,360)  $  365,071   $3,430,396
                                           ==========   ===========  ==========   ==========   ==========

                                               MMS          TRS          GGS       ZCS-2000
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $  291,146   $1,240,326   $   96,959   $  207,141
                                           ----------   -----------  ----------   ----------
 EXPENSES:
   Mortality and expense risk charges....  $   38,142   $   50,283   $    4,991   $   19,205
   Minimum death benefit guarantee
     charges.............................       3,906        2,276          214          865
   Administrative charges................      15,058       18,127        1,792        6,921
                                           ----------   -----------  ----------   ----------
     Total expenses......................  $   57,106   $   70,686   $    6,997   $   26,991
                                           ----------   -----------  ----------   ----------
       Net investment income (loss)......  $  234,040   $1,169,640   $   89,962   $  180,150
                                           ----------   -----------  ----------   ----------
   Realized and Unrealized Gains
    (Losses):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $5,000,076   $2,353,538   $  409,457   $  701,466
     Costs of investments sold...........   5,000,076    2,302,765      406,690      673,547
                                           ----------   -----------  ----------   ----------
       Net realized gains (losses).......  $   --       $   50,773   $    2,767   $   27,919
                                           ----------   -----------  ----------   ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   --       $ (639,332)  $  (35,914)  $  (31,740)
     Beginning of period.................          81      418,488      105,791      112,982
                                           ----------   -----------  ----------   ----------
       Change in unrealized appreciation
         (depreciation)..................  $      (81)  $(1,057,820) $ (141,705)  $ (144,722)
                                           ----------   -----------  ----------   ----------
     Realized and unrealized gains
       (losses)..........................  $      (81)  $(1,007,047) $ (138,938)  $ (116,803)
                                           ----------   -----------  ----------   ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  233,959   $  162,593   $  (48,976)  $   63,347
                                           ==========   ===========  ==========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS

                                                     CAS                         CGS
                                                 Sub-Account                 Sub-Account
                                          --------------------------  --------------------------
                                                  Year Ended                  Year Ended
                                                 December 31,                December 31,
                                          --------------------------  --------------------------
                                              1999          1998          1999          1998
                                          ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $ 3,035,018   $ 2,990,468   $ 2,139,390   $ 1,849,587
  Net realized gains (losses)...........      991,291       888,948       881,684     1,372,038
  Net unrealized gains (losses).........    4,610,767     2,781,163    (1,194,339)    2,676,351
                                          -----------   -----------   -----------   -----------
      Increase (Decrease) in net assets
        from operations.................  $ 8,637,076   $ 6,660,579   $ 1,826,735   $ 5,897,976
                                          -----------   -----------   -----------   -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $   399,891   $  (765,823)  $   245,979   $  (209,959)
  Transfers to loan value account.......     (618,675)     (667,691)     (585,188)     (478,245)
  Contract surrenders...................   (1,046,372)   (1,159,053)     (795,332)     (397,789)
  Charges for life insurance
    protection..........................     (140,181)     (147,415)     (160,115)     (172,639)
  Death benefits........................     (680,194)     (946,644)     (503,343)   (1,015,161)
                                          -----------   -----------   -----------   -----------
  (Decrease) in net assets from contract
    owner transactions..................  $(2,085,531)  $(3,686,626)  $(1,797,999)  $(2,273,793)
                                          -----------   -----------   -----------   -----------
    Increase (Decrease) in net assets...  $ 6,551,545   $ 2,973,953   $    28,736   $ 3,624,183
NET ASSETS:
  Beginning of Period...................   29,311,671    26,337,718    30,839,696    27,215,513
                                          -----------   -----------   -----------   -----------
  End of Period.........................  $35,863,216   $29,311,671   $30,868,432   $30,839,696
                                          ===========   ===========   ===========   ===========

                                                     GSS
                                                 Sub-Account
                                          --------------------------
                                                  Year Ended
                                                 December 31,
                                          --------------------------
                                              1999          1998
                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)..........  $   316,600    $  360,564
  Net realized gains (losses)...........       84,102        69,619
  Net unrealized gains (losses).........     (612,062)      183,715
                                          -----------    ----------
      Increase (Decrease) in net assets
        from operations.................  $  (211,360)   $  613,898
                                          -----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $  (441,064)   $  184,794
  Transfers to loan value account.......      (51,448)     (158,811)
  Contract surrenders...................     (633,755)     (495,964)
  Charges for life insurance
    protection..........................      (75,173)      (80,019)
  Death benefits........................      (26,988)      (85,670)
                                          -----------    ----------
  (Decrease) in net assets from contract
    owner transactions..................  $(1,228,428)   $ (635,670)
                                          -----------    ----------
    Increase (Decrease) in net assets...  $(1,439,788)   $  (21,772)
NET ASSETS:
  Beginning of Period...................    8,083,297     8,105,069
                                          -----------    ----------
  End of Period.........................  $ 6,643,509    $8,083,297
                                          ===========    ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                     HYS                         MSS                        MMS
                                                 Sub-Account                 Sub-Account                Sub-Account
                                          --------------------------  --------------------------  ------------------------
                                                  Year Ended                  Year Ended                 Year Ended
                                                 December 31,                December 31,               December 31,
                                          --------------------------  --------------------------  ------------------------
                                              1999          1998          1999          1998          1999         1998
                                          ------------  ------------  ------------  ------------  ------------  ----------
OPERATIONS:
  Net investment income (loss)..........   $  460,182   $   388,076    $  (39,373)   $  516,294    $  234,040   $  268,232
  Net realized gains (losses)...........       22,599        62,109       156,562       (90,320)      --            --
  Net unrealized gains (losses).........     (117,710)     (418,866)    3,313,207         1,389           (81)          81
                                           ----------   -----------    ----------    ----------    ----------   ----------
      Increase (Decrease) in net assets
        from operations.................   $  365,071   $    31,319    $3,430,396    $  427,363    $  233,959   $  268,313
                                           ----------   -----------    ----------    ----------    ----------   ----------

CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........   $  (35,370)  $  (348,204)   $  717,312    $   81,592    $  341,633   $1,451,763
  Transfers to loan value account.......      (49,490)      (23,783)      (92,409)     (185,353)     (146,857)     (90,938)
  Contract surrenders...................     (137,137)     (551,609)      (36,423)      (42,285)     (983,718)    (442,507)
  Charges for life insurance
    protection..........................      (42,205)      (46,752)      (31,563)      (35,874)     (118,797)    (122,919)
  Death benefits........................     (216,718)      (87,084)      (14,695)      --            (32,357)      (1,996)
                                           ----------   -----------    ----------    ----------    ----------   ----------
Increase (Decrease) in net assets from
 contract owner transactions............   $ (480,920)  $(1,057,432)   $  542,222    $ (181,920)   $ (940,096)  $  793,403
                                           ----------   -----------    ----------    ----------    ----------   ----------
    Increase (Decrease) in net assets...   $ (115,849)  $(1,026,113)   $3,972,618    $  245,443    $ (706,137)  $1,061,716

NET ASSETS:
  Beginning of period...................    6,100,549     7,126,662     4,005,160     3,759,717     6,989,395    5,927,679
                                           ----------   -----------    ----------    ----------    ----------   ----------
  End of period.........................   $5,984,700   $ 6,100,549    $7,977,778    $4,005,160    $6,283,258   $6,989,395
                                           ==========   ===========    ==========    ==========    ==========   ==========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                     TRS                      GGS
                                                 Sub-Account              Sub-Account
                                          -------------------------  ----------------------
                                                 Year Ended                Year Ended
                                                December 31,              December 31,
                                          -------------------------  ----------------------
                                             1999          1998         1999        1998
                                          -----------  ------------  ----------  ----------
OPERATIONS:
  Net investment income (loss)..........  $1,169,640    $  868,254   $  89,962   $    4,434
  Net realized gains (losses)...........      50,773       225,177       2,767         (889)
  Net unrealized gains (losses).........  (1,057,820)     (249,777)   (141,705)     120,753
                                          -----------   ----------   ---------   ----------
      Increase (Decrease) in net assets
        from operations.................  $  162,593    $  843,654   $ (48,976)  $  124,298
                                          -----------   ----------   ---------   ----------

CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $ (711,472)   $   42,584   $(123,567)  $ (409,530)
  Transfers from loan value account.....    (161,443)     (134,636)        103        3,877
  Contract surrenders...................    (232,433)     (399,794)     --          (23,214)
  Charges for life insurance
    protection..........................     (61,769)      (66,761)     (9,547)     (11,409)
  Death benefits........................    (206,887)      (69,378)     --           --
                                          -----------   ----------   ---------   ----------
Increase (Decrease) in net assets from
 contract owner transactions............  $(1,374,004)  $ (627,985)  $(133,011)  $ (440,276)
                                          -----------   ----------   ---------   ----------
    Increase (Decrease) in net assets...  $(1,211,411)  $  215,669   $(181,987)  $ (315,978)

NET ASSETS:
  Beginning of period...................   8,679,889     8,464,220     965,698    1,281,676
                                          -----------   ----------   ---------   ----------
  End of period.........................  $7,468,478    $8,679,889   $ 783,711   $  965,698
                                          ===========   ==========   =========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                  ZCS-2000
                                                Sub-Account
                                          ------------------------
                                                 Year Ended
                                                December 31,
                                          ------------------------
                                             1999         1998
                                          -----------  -----------
OPERATIONS:
  Net investment income (loss)..........  $  180,150   $  181,510
  Net realized gains (losses)...........      27,919       (5,342)
  Net unrealized gains (losses).........    (144,722)      37,371
                                          ----------   ----------
      Increase (Decrease) in net assets
       from operations..................  $   63,347   $  213,539
                                          ----------   ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........  $ (393,342)  $  (27,217)
  Transfers to loan value account.......      58,677     (117,344)
  Contract surrenders...................    (103,066)    (190,173)
  Charges for life insurance
    protection..........................     (12,382)     (19,412)
  Death benefits........................     (29,993)      --
                                          ----------   ----------
  Decrease in net assets from contract
    owner transactions..................  $ (480,106)  $ (354,146)
                                          ----------   ----------
    Increase (Decrease) in net assets...  $ (416,759)  $ (140,607)
NET ASSETS:
  Beginning of period...................   3,473,479    3,614,086
                                          ----------   ----------
  End of period.........................  $3,056,720   $3,473,479
                                          ==========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(3) CONTRACT CHARGES -- continued
death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                      CAS                 CAS                 CGS                 CGS                 GSS
                                    Level 1             Level 2             Level 1             Level 2             Level 1
                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account         Sub-Accounts
                               ------------------  ------------------  ------------------  ------------------  ------------------
                                 Year      Year      Year      Year      Year      Year      Year      Year      Year      Year
                                Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                               Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                 1999      1998      1999      1998      1999      1998      1999      1998      1999      1998
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Units Outstanding
 beginning of period.........    46,335    92,847   454,818   482,707   36,127     78,746   550,067   556,809   38,842     62,704
  Units transferred between
    Sub-Accounts.............   (14,243)  (45,455)   19,597    28,736   (3,878)   (40,339)   10,362    34,927   (2,877)   (22,653)
  Units transferred (to) from
    loan value account.......      (252)      430    (9,450)  (12,565)  (1,044)       (91)   (9,821)   (9,084)    (367)      (111)
  Units surrendered..........    (1,774)   (1,137)  (15,319)  (23,466)    --       (1,069)  (15,011)   (8,422)    --         (602)
  Units cancelled in payment
    of charges for life
    insurance protection.....      (183)     (350)   (2,106)   (2,545)    (184)      (311)   (2,986)   (3,340)    (433)      (496)
  Units cancelled in payment
    of death benefits........      (285)    --      (11,138)  (18,049)    --         (809)   (9,472)  (20,823)    --        --
                               --------  --------  --------  --------  -------   --------  --------  --------  -------   --------
Units Outstanding end of
 period......................    29,598    46,335   436,402   454,818   31,021     36,127   523,139   550,067   35,165     38,842
                               ========  ========  ========  ========  =======   ========  ========  ========  =======   ========

                                      GSS                 HYS                 HYS                 MSS                 MSS
                                    Level 2             Level 1             Level 2             Level 1             Level 2
                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account         Sub-Accounts
                               ------------------  ------------------  ------------------  ------------------  ------------------
                                 Year      Year      Year      Year      Year      Year      Year      Year      Year      Year
                                Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                               Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                 1999      1998      1999      1998      1999      1998      1999      1998      1999      1998
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Units Outstanding
 beginning of period.........   326,819   332,752   17,206     43,889   225,883   238,993   11,622     35,850   73,971    53,716
  Units transferred between
    Sub-Accounts.............   (17,614)   31,761   (4,676)   (26,154)    3,515    13,090   (2,349)   (22,738)  12,387    24,929
  Units transferred (to) from
    loan value account.......    (1,965)   (7,241)      (5)        88    (1,863)   (1,007)    (264)    (1,187)  (1,212)   (2,788)
  Units surrendered..........   (29,112)  (23,198)    --        --       (5,163)  (20,572)    --        --        (686)   (1,361)
  Units cancelled in payment
    of charges for life
    insurance protection.....    (3,037)   (3,268)     (46)      (168)   (1,566)   (1,662)    (172)      (303)    (403)     (525)
  Units cancelled in payment
    of death benefits........    (1,261)   (3,987)    --         (449)   (8,243)   (2,959)    --        --        (286)     --
                               --------  --------  -------   --------  --------  --------  -------   --------  -------   -------
Units Outstanding end of
 period......................   273,830   326,819   12,479     17,206   212,563   225,883    8,837     11,622   83,771    73,971
                               ========  ========  =======   ========  ========  ========  =======   ========  =======   =======

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                      MMS                 MMS                 TRS                 TRS                 GGS
                                    Level 1             Level 2             Level 1             Level 2             Level 1
                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account         Sub-Accounts
                               ------------------  ------------------  ------------------  ------------------  ------------------
                                 Year      Year      Year      Year      Year      Year      Year      Year      Year      Year
                                Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended     Ended
                               Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                 1999      1998      1999      1998      1999      1998      1999      1998      1999      1998
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Units Outstanding
 beginning of period.........   82,874    133,612   339,983   240,045    38,827    83,559   228,221   204,285    4,750     21,982
  Units transferred between
    Sub-Accounts.............   12,126    (42,257)    8,188   132,055   (14,161)  (37,608)   (7,482)   38,610     (457)   (17,007)
  Units transferred (to) from
    loan value account.......   (1,196)    (3,427)   (7,547)   (2,230)     (182)      (58)   (4,664)   (4,388)    --          (55)
  Units surrendered..........     (181)    (1,540)  (58,613)  (25,686)    --       (5,081)   (7,022)   (7,889)    --        --
  Units cancelled in payment
    of charges for life
    insurance protection.....   (3,032)    (3,514)   (4,040)   (4,078)     (223)     (454)   (1,643)   (1,701)    (104)      (170)
  Units cancelled in payment
    of death benefits........     (616)     --       (1,321)     (123)    --       (1,531)   (6,247)     (696)    --        --
                               -------   --------  --------  --------  --------  --------  --------  --------  -------   --------
Units outstanding end of
 period......................   89,975     82,874   276,650   339,983    24,261    38,827   201,163   228,221    4,189      4,750
                               =======   ========  ========  ========  ========  ========  ========  ========  =======   ========

                                                 GGS               ZCS-2000            ZCS-2000
                                               Level 2             Level 1             Level 2
                                             Sub-Account         Sub-Account         Sub-Account
                                          ------------------  ------------------  ------------------
                                            Year      Year      Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            1999      1998      1999      1998      1999      1998
                                          --------  --------  --------  --------  --------  --------
Units Outstanding
 beginning of period....................   41,683    48,519    19,758     62,003   141,678   116,837
  Units transferred between
    Sub-Accounts........................   (5,391)   (5,411)   (5,610)   (35,269)  (12,630)   33,694
  Units transferred (to) from loan value
    account.............................        7       262      --       (2,887)    2,720    (2,818)
  Units surrendered.....................     --      (1,257)     --       (3,970)   (4,757)   (5,225)
  Units cancelled in payment of charges
    for life insurance protection.......     (375)     (430)      (31)      (119)     (541)     (810)
  Units cancelled in payment of death
    benefits............................     --        --        --        --       (1,372)    --
                                          -------   -------   -------   --------  --------  --------
Units outstanding end of period.........   35,924    41,683    14,117     19,758   125,098   141,678
                                          =======   =======   =======   ========  ========  ========

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account E and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Conservative Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Money Market Sub-Account, Total Return Sub-Account, Global Governments Sub-Account and Zero Coupon Portfolio 2000 Sub-Account of Sun Life of Canada (U.S.) Variable Account E (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

                            ------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

COMPASS-LIFE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Sr. Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
GREGORY W. GEE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary

ELLEN B. KING, Counsel and Secretary


ROBERT P. VROLYK, Vice President and Actuary


DAVEY SCOON, Vice President,
  Finance and Treasurer


SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

Variable Life Service Unit, SC 1278
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875


AUDITORS


Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


                                                                     CO2-2/99 6M

                                      LOGO

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE

                               -------------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1999

                                      LOGO

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.